Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets are summarized as follows as of December 31, 2012 and 2011:

(in thousands)	2012	2011
Prepaid expenses	$30,354	$27,832
Amounts held in escrow in connection with acquisitions	7,521	7,026
Value added tax	10,221	9,488
Other receivables	7,267	14,709
	$55,363	$59,055